Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited Condensed Consolidated Financial Statements were issued. Other than as described below and in Note 2, Liquidity and Capital Resources with respect to the Company entering into the SEPA, in Note 9, Notes Payable with respect to the Lien Security Agreement, the funding of the Fourth Bridge Notes, the First Senyun Funding Date and the Second Senyun Funding Date and in Note 11, Commitments and Contingencies with respect to certain legal matters, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited Condensed Consolidated Financial Statements.

Exchange Agreements

On October 10, 2022 and October 19, 2022, the Company exchanged $4,012 and $2,687, respectively, in aggregate principal amounts of the remaining outstanding ATW NPA Notes for 6,269,031 and 5,227,837 shares of Class A Common Stock, reflecting a price per share of Class A Common Stock of $0.64 and $0.51, respectively.

Third and Fourth Amendments to the SPA

On October 24, 2022, the Company entered into a Limited Consent and Third Amendment to the SPA (the “Third Amendment”), pursuant to which the maturity date for the Bridge Notes was extended from August 14, 2026 to October 27, 2028. In addition, pursuant to the Third Amendment, each Purchaser and the Agent waived certain defaults and events of default under the SPA, any notes issued pursuant to the SPA and other related documents.

On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1,500 on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).

Bridge Notes Conversions

Between November 10, 2022 and November 21, 2022, the Purchasers converted portions of the aggregate principal amount of the outstanding convertible notes of $13,500 of principal of Bridge Notes at a conversion price of $0.89 per share into 14,369,722 shares of Class A Common Stock with an additional 26,910,917 Class A Common Stock issued at conversion prices of $0.35 to $0.53 per share in accordance with Make-Whole Amount provisions.

Equity Awards

On October 15, 2022, the Board granted, under the 2021 SI Plan, 1,393,616 restricted stock units (“RSUs”), with a grant date value of $0.50, to certain non-executive employees of the Company.

On October 25, 2022, the Board granted, under the 2021 SI Plan, 1,379,310 RSUs, with a grant date value of $0.58, to Ms. Yun Han, the Company’s Chief Accounting Officer and Interim Chief Financial Officer. Ms. Han’s RSUs vest according to the following schedule: (a) 25% on the 30th day following the grant date; (b) 37.5% in four equal installments on each of the first four anniversaries of the grant date; and (c) 37.5% in three equal installments on each of the first three anniversaries of the start of production of FF 91.

Authorized Shares

As of the date of issuance of the unaudited Condensed Consolidated Financial Statements, and as a result of securing additional commitments subsequent to September 30, 2022, as described above, the Company does not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the NPA and SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. Under the SPA, each Purchaser has the option, from time to time until November 10, 2023, to purchase additional Tranche B Notes and warrants of the Company, subject to certain conditions, in an aggregate amount not to exceed the initial principal amount of the Bridge Notes and Incremental Notes issued to such Purchaser. Under the NPA, the Investors have a similar option to acquire additional Optional Notes and warrants of the Company, subject to certain conditions. If there is an insufficient number of remaining authorized shares of Class A Common Stock, the Company would be required to pay the interest “Make-Whole Amount” in cash, which could adversely affect the Company’s liquidity position, business and results of operations. At a special meeting of the Company’s stockholders held on November 3, 2022, the Company’s stockholders approved (among other proposals) a proposal to amend the Amended and Restated Charter to increase the Company’s authorized number of shares of common stock from 825,000,000 to 900,000,000 shares. In order to have a sufficient number of authorized shares of common stock to issue to the Purchasers and/or Investors pursuant to the NPA and SPA, the Company intends to call a subsequent special meeting in January 2023 to obtain stockholder approval to further increase the Company’s authorized shares of common stock.

Events Subsequent to the Original Issuance of Condensed Consolidated Financial Statements

In connection with the reissuance of the Condensed Consolidated Financial Statements, the Company has evaluated subsequent events through February 13, 2023, the date the Condensed Consolidated Financial Statements were reissued.

Senyun, Fifth and Sixth Amendments to the SPA

On December 28, 2022, FFIE entered into a Letter Agreement and Amendment to the SPA (the “Senyun Amendment”) with FF Simplicity as administrative and collateral agent and Senyun as purchaser, pursuant to which Senyun paid to the Company the first $4,000 of its fourth funding tranche under the SPA on January 3, 2023, as well as $2,000 on January 6, 2023 and $4,000 on January 18, 2023 (aggregated net proceeds of $8,765). In addition to an amount of $60,000 already committed by Senyun as part of the Joinder, pursuant to the Senyun Amendment, the Company has agreed to issue and sell to Senyun, subject to the satisfaction of certain conditions (which include agreement by FFIE and Senyun on the terms and conditions of the investment), incremental SPA Notes in an aggregate principal amount of $30,000: (i) $10,000 in principal amount of additional SPA Notes no later than January 31, 2023; (ii) $10,000 in principal amount of additional SPA Notes no later than February 28, 2023; and (iii) $10,000 in principal amount of additional SPA Notes no later than March 15, 2023. Pursuant to the Senyun Amendment, the Company has also approved the issuance to Senyun of such number of shares of Class A Common Stock equal to the difference between (x) the actual number of shares of Class A Common Stock previously issued to Senyun upon conversion of $19,000 in principal amount of SPA Notes and (y) the number of such shares of Class A Common Stock that would have been issued to Senyun had the conversion price applicable to such SPA Notes been $0.8925, taking into account any beneficial ownership limitation applicable to Senyun.

On January 25, 2023, FFIE entered into a Limited Consent and Amendment No. 5 to the SPA (the “Fifth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun as purchaser, pursuant to which Senyun agreed to purchase $10,000 in principal amount of additional SPA Notes no later than January 27, 2023, which $10,000 amount was funded on January 26, 2023 (aggregated net proceeds of $8,989). Pursuant to the Fifth Amendment, FFIE also agreed (a) to use commercially reasonable efforts to file an amendment to the registration statement on Form S-1 (File No. 333-268972) no later than January 29, 2023 and to seek effectiveness of such registration statement on or prior to February 10, 2023, which registration statement was declared effective by the SEC on February 8, 2023; (b) to use commercially reasonable efforts to file the registration statement of which this prospectus is a part registering the re-sale by Senyun of all remaining shares of Class A Common Stock underlying Senyun’s SPA Notes and SPA Warrants no later than February 10, 2023 and to seek effectiveness of such registration statement as promptly as practicable thereafter; (c) to honor the conversion notice submitted by Senyun on January 18, 2023, and to reserve sufficient shares of Class A Common Stock to satisfy the conversion and exercise of all of Senyun’s SPA Notes and SPA Warrants to the extent FFIE has sufficient authorized but unissued or uncommitted shares of Class A Common Stock. Additionally, pursuant to the Fifth Amendment, the FFIE and Senyun agreed to use commercially reasonable efforts to enter into definitive documentation as promptly as practicable after the date of the Fifth Amendment, in connection with restructuring of the SPA Notes and SPA Warrants and an additional investment as set forth on the term sheets attached to the Fifth Amendment, which definitive documentation was executed in connection with the Sixth Amendment.

On February 3, 2023, FFIE entered into an Amendment No. 6 to Securities Purchase Agreement (The “Sixth Amendment”) with FF Simplicity as administrative and collateral agent and Senyun, FF Top, FF Simplicity, FF Prosperity, Acuitas and other purchasers, pursuant to which the purchasers thereunder agreed to purchase up to $135,000 (including $10,000 previously funded by Senyun as an advanced payment) in aggregate principal amount of FFIE’s senior secured convertible notes (such additional SPA Notes, the “Tranche C Notes”) in accordance with the schedule set forth in the SPA as follows, subject to certain conditions: (i) for Senyun, (A) no later than three business days after the effective date of the Sixth Amendment, the purchase and issuance of $25,000 in principal amount of Tranche C Notes (which principal amount shall be reduced on a dollar-for-dollar basis by the $10,000 previously funded by Senyun as an advanced payment) shall take place, pursuant to which, on February 9, 2023 and February 10, 2023, FFIE received aggregate gross proceeds of $15,000 ($13,425 net of original issuance discount); (B) no later than ten business days after the effective date of the Sixth Amendment, the purchase and issuance of $25,000 in principal amount of Tranche C Notes shall take place; and (C) no later than five business days after receipt of (a) approval by FFIE stockholders of an increase in number of authorized shares of Class A Common Stock to 1,690,000,000 (for which FFIE filed a definitive proxy statement on February 3, 2023 for a special meeting of stockholders to be held on February 28, 2023) and filing of an amendment to the Amended and Restated Charter to reflect such increase in authorized shares, (b) approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to transactions contemplated under the Sixth Amendment (for which FFIE filed a preliminary proxy statement on February 8, 2023), and (c) effectiveness of a registration statement on Form S-1 registering the shares issuable under the Sixth Amendment, the purchase and issuance of $25,000 in principal amount of Tranche C Notes shall take place; and (ii) for each other purchaser, (A) no later than three business days after the effective date of the Sixth Amendment, the purchase and issuance of an aggregate principal amount of Tranche C Notes equal to 50% of such purchaser’s commitment in respect of Tranche C Notes as indicated on the commitment schedule in the SPA shall take place, pursuant to which, on February 8, 2023, FFIE received aggregate gross proceeds of $30,000 ($26,457 net of original issuance discount and transaction costs); and (B) no later than five business days after receipt of (a) approval by FFIE stockholders of an increase in number of authorized shares of Class A Common Stock to 1,690,000,000 (for which FFIE filed a definitive proxy statement on February 3, 2023 for a special meeting of stockholders to be held on February 28, 2023) and filing of an amendment to the Amended and Restated Charter to reflect such increase in authorized shares, (b) approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to transactions contemplated under the Sixth Amendment (for which FFIE filed a preliminary proxy statement on February 8, 2023), and (c) effectiveness of a registration statement on Form S-1 registering the shares issuable under the Sixth Amendment, subject to the purchase and issuance of the remaining aggregate principal amount of the Tranche C Notes equal to 50% of such purchaser’s commitment in respect of Tranche C Notes as indicated on the commitment schedule in the SPA shall take place. Once consummated on the contemplated timeline, FFIE is expected to have raised all the necessary funds for the start of production of the Ultimate Intelligent TechLuxury FF 91 Futurist.

The funding of the Tranche C Notes are subject to the following conditions precedent: (i) with respect to each Tranche C funding following the initial funding made within three business days of the effective date of the Sixth Amendment, delivery by FFIE of a notice identifying the business day of the purchase and issuance of such Tranche C Notes, which date is to be no earlier than two business days and no later than ten business days after the date of such notice; (ii) delivery by FFIE of a warrant registered in the name of such purchaser to purchase up to a number of shares of Common Stock equal to 33% of such purchaser’s conversion shares on the applicable closing date, with an exercise price equal to $1.05 per share, subject to full ratchet anti-dilution price protection and other adjustments as set forth therein and a seven year termination date; (iii) delivery by FFIE to such purchaser of the applicable Tranche C Note; (iv) subject to certain waivers as described in the SPA, there being no default or event of default; (v) payment by FFIE of all legal fees and other transaction expenses incurred by purchasers up to $150 (or $300 in the case of Senyun and FF Simplicity) in the aggregate, which fees and expenses can be paid by, at FFIE’s option, net funding of the applicable Tranche C Notes; and (vi) that the representations and warranties contained in the related financing agreement are true and correct in all material respects as of the applicable closing dates, as set forth therein.

The Tranche C Notes have a $1.05 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, five year interest make-whole (calculated using the greater of (x) $0.21 per share of Common Stock and (y) 90% of the lowest VWAP for the 5 consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock), which entitle the lenders to receive all interest that accrued and would have accrued on their converted notes had they been held to maturity, 10% per annum interest rate (or 15% if paid in Common Stock subject to certain conditions). The Tranche C Notes and the Tranche D Notes (as defined below) and SPA Warrants are subject to a pro rata cap on conversion or exercise (as applicable) equal to 19.99% of FFIE’s Class A Common Stock and Class B Common Stock as of the date of the Sixth Amendment until receipt of approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to such conversion or exercise (for which FFIE filed a preliminary proxy statement on February 8, 2023), including the issuance of any shares of Class A Common Stock or Class B Common Stock in excess of 19.99% of FFIE’s Class A Common Stock and Class B Common Stock as of the date of the Sixth Amendment. All of the Notes and Warrants (and the Exchange Notes described below) are subject to restrictions on conversion or exercise (other than an Initial Reserve of 63,051,933 shares of Common Stock for FF Simplicity and 18,857,143 shares of Common Stock for Senyun) until the approval by FFIE stockholders of an increase in number of authorized shares of Class A Common Stock to 1,690,000,000 (for which FFIE filed a definitive proxy statement on February 3, 2023 for a special meeting of stockholders to be held on February 28, 2023), and the right for purchasers to receive additional warrant shares upon a down round financing has also been removed from all SPA Warrants. FFIE is required to use reasonable best efforts to file the registration statement of which this prospectus is a part on or prior to February 10, 2023, and to seek effectiveness of such registration statement within 90 days, and FFIE is required to seek effectiveness of the registration statement on Form S-1 (File No. 333-268972) on or prior to February 10, 2023, which registration statement was declared effective by the SEC on February 8, 2023. FFIE is also required to use reasonable best efforts to obtain approval by FFIE stockholders of an increase in number of authorized shares of Class A Common Stock to 1,690,000,000 (for which FFIE filed a definitive proxy statement on February 3, 2023 for a special meeting of stockholders to be held on February 28, 2023) within 45 days (or 60 days if necessary) and approval by FFIE stockholders as may be required by applicable Nasdaq rules with respect to transactions contemplated under the Sixth Amendment (for which FFIE filed a preliminary proxy statement on February 8, 2023), including the issuance of any shares of Class A Common Stock or Class B Common Stock in excess of 19.99% of FFIE’s Class A Common Stock and Class B Common Stock as of the date of the Sixth Amendment within 60 days.

Each purchaser also has the option to purchase a certain amount of additional SPA Notes and SPA Warrants from time to time for twelve months from the effective date of the Sixth Amendment, as set forth in the SPA (such additional SPA Notes, the “Tranche D Notes”). Additionally, pursuant to the Sixth Amendment, (A) FF Simplicity and Senyun agreed that, with respect to their allotments of previous commitments to purchase SPA Notes, no more than the following percentages of their allotment may be purchased on or before the following dates without the prior written consent of FFIE: (i) 100% on or before February 10, 2023; (ii) 90% on or before February 28, 2023; (iii) 80% on or before March 24, 2023; (iv) 70% on or before April 21, 2023; and (v) 60% after April 21, 2023 through and including the twenty-fourth month from the effective date of the Sixth Amendment, and (B) certain SPA Notes issued to FF Simplicity with an aggregate outstanding principal amount of $21,622 and certain SPA Notes issued to Senyun with an aggregate principal amount of $94,429 were replaced by new replacement notes with a $0.8925 base conversion price subject to full ratchet anti-dilution price protection and other adjustments as set forth therein, six-year interest make-whole, and otherwise on similar terms as the previously issued SPA Notes.

Pursuant to the Sixth Amendment and the Exchange Agreements entered into concurrently therewith between FFIE, one the one hand, and holders of ATW NPA Warrants and SPA Warrants, on the other hand (collectively, the “Exchange Agreements”), (i) the provision under the ATW NPA Warrants and SPA Warrants then-issued that allowed investors to receive the right to purchase additional shares in connection with down round financings was removed, (ii) the ATW NPA Warrants and FF Simplicity’s SPA Warrants then issued, exercisable for an aggregate of 198,129,990 shares of Class A Common Stock, were exchanged for a combination of new warrants, exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 42,489,346 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $25,000, and (ii) Senyun’s SPA Warrants then issued, exercisable for an aggregate amount of 276,270,842 shares of Class A Common Stock, were exchanged for a combination of new warrants, each exercisable at $0.2275 per share subject to full ratchet anti-dilution price protection and other adjustments, for an aggregate of 48,000,000 shares of Class A Common Stock and new senior secured convertible notes with aggregate principal amount of $16,000 (collectively with the notes issued pursuant to clause (ii), the “exchange Notes”). The Exchange Notes are convertible at a conversion rate calculated at the lesser of (a) 90% of the VWAP for the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock or (b) the greater of (x) $0.21 per share of Common Stock and (y) 90% of the average VWAP for the 5 consecutive trading days ending on the trading day that is immediately prior to the date on which interest is paid in shares of Common Stock. The Exchange Notes will constitute SPA Notes, except: (i) the holders thereof do not have the option under the SPA to purchase certain additional SPA Notes within 24 months from the effective date of the Sixth Amendment; (ii) such notes are not subject to any prepayment premium or penalty applicable to other SPA Notes; (iii) such notes are not subject to an original discount of 10%; and (iv) such notes are not entitled to the most favorable terms granted to other SPA Notes purchased simultaneously or after the purchase of such notes. Such notes are prepayable and redeemable at par at any time by FFIE upon fifteen days’ prior written notice.

Tranche B SPA Funding

On February 9, 2023, a Purchaser affiliated with ATW Partners LLC exercised 10% of its option to purchase additional senior secured notes and SPA Warrants of the Company under the same terms as the Incremental Notes. The Company received gross proceeds of $5,000 ($4,500 net of original issuance discount) in exchange for such issuance.

Chongqing Note Amendment

On December 27, 2022, the Company executed two separate note payable payoff settlement agreements with Chongqing Leshi Small Loan Co., Ltd., in which Chongqing agreed to reduce the total principal of RMB 60,000 ($8,600) to RMB 36,000 ($5,200) payable in five installment payments by December 31, 2023 and forgive all accrued interests, late penalties and other fees related to these two notes.

Bridge Notes Conversions

Between November 22, 2022 and January 24, 2023, the Purchasers converted portions of the aggregate principal amount of the outstanding convertible notes of $47,449 of principal of Bridge Notes at a conversion price of $1.05 to $0.8925 per share into 47,443,577 shares of Class A Common Stock with an additional 148,259,395 shares of Class A Common Stock issued at conversion prices of $0.32 to $0.2275 per share in accordance with Make-Whole Amount provisions.

Bridge Warrant and ATW NPA Warrant Exercises

Between November 22, 2022 and February 7, 2023, the Purchasers exercised 43,874,615 Bridge Warrants using exercise prices of $0.28 to $0.2275 per share into 39,647,862 shares of Class A Common Stock. Between December 15, 2022 and February 6, 2023, the Investors exercised 28,597,331 NPA ATW Warrants using an exercise price of $0.2275 per share into 23,557,189 shares of Class A Common Stock.

Equity Awards

On November 23, 2022, the Board granted, under the 2021 SI Plan, 828,408 stock options to certain executive employees of the Company and 14,812,214 RSUs, with a grant date value of $0.33, to certain non-executive employees of the Company. Vesting conditions of the stock options include annual vesting in 25% increments with the first increment vesting a year from start of production of the FF 91 as well as awards fully vested upon on the grant date. Vesting conditions of the RSUs include vesting over 60 days, as well as annual vesting in 25% increments with the first increment vesting on October 15, 2023.

On December 13, 2022, the Board granted, under the 2021 SI Plan, two non-employee directors a total of 284,958 RSUs, with a grant date value of $0.37, based on the average closing share price in the preceding 20 trading days. The RSUs fully vest upon grant date.

On December 15, 2022, the Board granted, under the 2021 SI Plan, 613,259 RSUs, with a grant date value of $0.48, to certain non-executive US-based employees of the Company and 261,979 RSUs, with a grant date value of $1.40, to certain non-executive China-based employees of the Company. Vesting conditions of the RSUs include vesting over 45 days as well as 90 days starting November 16, 2022 and January 15, 2023, respectively.

Additionally, on December 15, 2022, the Board granted, under the 2021 SI Plan, 1,130,422 options, with a grant date value of $0.48, to Mr. Yueting Jia, founder and Chief Product and User Ecosystem Officer. Vesting conditions of the options include annual vesting in 25% increments from start of production of the FF 91 as well as awards fully vested upon on the grant date.

Authorized Shares

On November 22, 2022, the Company filed an amendment to its Amended and Restated Charter with the Delaware Secretary of State increasing the Company’s total authorized shares to 900,000,000. As of the date of reissuance of the unaudited Condensed Consolidated Financial Statements, the Company does not have sufficient remaining authorized shares of Class A Common Stock to fulfill its obligation to issue shares upon exercise of all of the warrants and conversion of all of the notes issued or issuable under the NPA and SPA, or to pay interest Make-Whole Amounts in shares upon conversion of such notes. On February 3, 2023, the Company filed with the SEC a definitive proxy statement in connection with a special meeting of stockholders to be held on February 28, 2023 to obtain stockholder approval to further increase the Company’s authorized shares of Class A Common Stock from 815,000,000 to 1,690,000,000, increasing the total authorized shares from 900,000,000 to 1,775,000,000.

Amended and Restated Shareholder Agreement

On January 13, 2023, the Company entered into an Amended and Restated Shareholder Agreement (the “Amended Shareholder Agreement”) with FF Top, pursuant to which the Company agreed to submit proposals for approval by the Company’s stockholders regarding the following amendments to the Company’s Amended and Restated Charter: (i) an amendment to provide that (a) the voting power of the Class B Common Stock will be ten votes per share, and (b) the voting power of the Class B Common Stock will increase from ten votes per share to twenty votes per share immediately following the Company achieving a $3,000,000 equity market capitalization; (ii) an amendment to include in the Amended and Restated Charter FF Top’s right to nominate and propose removal of its designees to the Board pursuant to the Amended Shareholder Agreement; (iii) an amendment to provide stockholders with a written consent right subject to certain conditions, including that FF Top continue to hold a certain number of shares of Common Stock; and (iv) an amendment to require, in the case of amendments to the Amended and Restated Charter or to the Company’s amended and restated bylaws that amend the rights afforded to FF Top pursuant to the Amended Shareholder Agreement, (a) unanimous Board approval, (b) approval by holders of two-thirds of all issued and outstanding shares of Common Stock, voting together as a single class, and (c) approval by holders of a majority of issued and outstanding shares of Class B Common Stock, voting together as a separate class. The Company intends to call a special meeting in March 2023 to obtain stockholder approval of these proposals.

Update to Legal Proceedings

During the nine months ending September 30, 2022, the Company settled a legal dispute for breach of lease under which the Company was named a co-defendant, in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease for a total of $6,400. Pursuant to the settlement agreement, the Company agreed to pay $1,800 in cash in January 2022 and an additional $3,400 plus 5% interest in October 2022 and was liable for the remainder of the settlement, in the amount of $1,200, in the event the co-defendants failed to make the payment in January 2022. In January 2022, the Company made the initial settlement payment of $1,800 and was relieved of the liability of $1,200. On October 26, 2022, the plaintiff filed a motion to enforce the settlement agreement in the Superior Court of the State of California for the County of Santa Clara, seeking no material additional damages. On December 22, 2022, the court granted the plaintiff’s motion to enforce the settlement. The plaintiff served the parties notice of entry of the order on January 3, 2023. On January 19, 2023, the court issued judgment in the amount of approximately $3,500 and a writ of execution. On February 9, 2023, the Company paid $3,609 consisting of payment in full for the outstanding judgment and accrued interest. Additionally, the Company made a payment of approximately $218 on behalf of an indemnified co-defendant in connection with money seized from such indemnified co-defendant’s bank account. The Company expects to receive such indemnification payment returned to it upon the release of such seizure.

17. Subsequent Events

Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Consolidated Financial Statements.

Special Committee Investigation

As previously disclosed on November 15, 2021, the Company’s Board established a special committee of independent directors (“Special Committee”) to investigate allegations of inaccurate Company disclosures, including those made in an October 2021 short seller report and whistleblower allegations, which resulted in the Company being unable to timely file its third quarter 2021 Quarterly Report on Form 10-Q, Annual Report on Form 10-K for the year ended December 31, 2021 and amended Registration Statement on Form S-1 (File No. 333-258993). The Special Committee engaged outside independent legal counsel and a forensic accounting firm to assist with its review. On February 1, 2022, the Company announced that the Special Committee completed its review. On April 14, 2022, the Company announced the completion of additional investigative work based on the Special Committee’s findings, which were performed under the direction of the Executive Chairperson, reporting to the Audit Committee. In connection with the Special Committee’s review and subsequent investigative work, the following findings were made:

●	In connection with the Business Combination, statements made by certain Company employees to certain investors describing the role of Yueting (“YT”) Jia, the Company’s founder and former CEO, within the Company were inaccurate, and his involvement in the management of the Company post-Business Combination was more significant than what had been represented to certain investors.

●	The Company’s statements leading up to the Business Combination that it had received more than 14,000 reservations for the FF 91 vehicle were potentially misleading because only several hundred of those reservations were paid, while the others (totaling 14,000) were unpaid indications of interest.

●	Consistent with the Company’s previous public disclosures regarding identified material weaknesses in its internal control over financial reporting, the Company’s internal control over financial reporting requires an upgrade in personnel and systems.

●	The Company’s corporate culture failed to sufficiently prioritize compliance.

●	Mr. Jia’s role as an intermediary in leasing certain properties which were subsequently leased to the Company was not disclosed in the Company’s corporate housing disclosures.

●	In preparing the Company’s related party transaction disclosures, the Company failed to investigate and identify the sources of loans received from individuals and entities associated with Company employees.

In addition, certain individuals failed to fully disclose to individuals involved in the preparation of the Company’s SEC filings their relationships with certain related parties and affiliated entities in connection with, and following, the Business Combination, and failed to fully disclose relevant information, including but not limited to, information in connection with related parties and corporate governance to the Company’s independent registered public accounting firm PricewaterhouseCoopers LLP. Further, certain individuals failed to cooperate and withheld potentially relevant information in connection with the Special Committee investigation.

Based on the results of the investigation, the Special Committee concluded that, except as described above, other substantive allegations of inaccurate FF disclosures that it evaluated, were not supported by the evidence reviewed.

Based on the results of the Special Committee investigation and subsequent investigative work described above, the Board approved the following remedial actions:

●	certain remedial actions designed to enhance oversight and corporate governance of the Company, namely the following:

●	the appointment of Susan Swenson, a member of the Board, to the newly created position of Executive Chairperson of FF;

●	Dr. Carsten Breitfeld, FF’s Chief Executive Officer, reporting directly to Ms. Swenson and receiving a 25% annual base salary reduction;

●	the removal of Mr. Jia as an executive officer, although continuing in his position as Chief Product & User Ecosystem Officer of the Company and reporting directly to the Executive Chairperson, receiving a 25% annual base salary reduction, and his role limited to focusing on (a) Product and Mobility Ecosystem and (b) Internet, Artificial Intelligence, and Advanced R&D technology;

●	Matthias Aydt, Senior Vice President, Business Development and Product Definition and a director of the Company, being placed on probation as an executive officer for a six-month period, during which period he will remain as a non-independent member of the Board;

●	the appointment of Jordan Vogel as Lead Independent Director; certain changes to the composition of Board committees, including Brian Krolicki stepping down from his role as Chairman of the Board and Chair of the Nominating and Corporate Governance Committee and becoming a member of the Audit and Compensation Committees of the Board; Jordan Vogel stepping down from the Nominating and Corporate Governance Committee; and Scott Vogel becoming the Chair of the Audit Committee and the Nominating and Corporate Governance Committee of the Board; and

●	the suspension without pay of Jiawei (“Jerry”) Wang, the Company’s former Vice President, Global Capital Markets, who subsequently notified the Board of his decision to resign from FF on April 10, 2022;

●	the assessment and enhancement of FF’s policies and procedures regarding financial accounting and reporting and the upgrading of FF’s internal control over financial accounting and reporting, including by hiring additional financial reporting and accounting support, in each case at the direction of the Audit Committee;

●	the implementation of enhanced controls around FF’s contracting and related party transactions, including regular attestations by FF’s employees with authority to bind FF to contracts and related party transactions, for purposes of enabling FF to make complete and accurate disclosures regarding related party transactions;

●	the hiring of a Chief Compliance Officer, who reports on a dotted line to the Chair of the Audit Committee, and assessing and enhancing FF’s compliance policies and procedures;

●	the implementation of a comprehensive training program for all directors and officers regarding, among other things, internal FF policies;

●	the separation of Jarret Johnson, FF’s Vice President, General Counsel and Secretary; and

●	certain other disciplinary actions and terminations of employment with respect to other FF employees (none of whom is an executive officer).

SEC Investigation

Subsequent to the Company announcing the completion of the Special Committee investigation on February 1, 2022, the Company, certain members of the management team and employees of the Company received a notice of preservation and subpoena from the staff of the SEC stating that the SEC had commenced a formal investigation relating to the matters that were the subject of the Special Committee investigation. The Company, which had previously voluntarily contacted the SEC in connection with the Special Committee investigation in October 2021, is cooperating fully with the SEC’s investigation. The outcome of such an investigation is difficult to predict. The Company has incurred, and may continue to incur, significant expenses related to legal and other professional services in connection with the SEC investigation. At this stage, The Company is unable to assess whether any material loss or adverse effect is reasonably possible as a result of the SEC’s investigation or estimate the range of any potential loss.

Settlement of the Hans litigation

In January 2022, the Company settled an outstanding legal dispute for breach of lease under which the Company was named a co-defendant in a civil action case with the plaintiff seeking damages including unpaid rent, future unpaid rent, unpaid expenses, and unpaid taxes related to the lease. Under the terms of the agreement, the Company paid $1,800 in cash in January 2022 and agreed to pay an additional $3,400 plus 5% interest in October 2022.

Issuance of Options under the 2021 SI Plan

In January 2022, the Company awarded 3,646,557 stock options to employees and nonemployees under the 2021 SI Plan with an exercise price of $5.32 per share.

Beverly Hills, California Flagship Store Lease

In February 2022, the Company signed a Retail Lease Agreement with B. H. Triangle Associates, L.P., a California limited partnership (“Landlord”) for an approximately 13,000 square feet property in Beverly Hills, California for its first flagship store. The lease will commence on the earlier of the substantial completion of the Company’s leasehold improvements and June 1, 2022, and will continue for a period of 126 months thereafter. According to the agreement, rent fees will escalate over the lease term, starting from $1,534 during the first 12 months of the lease and increasing by 3% each 12 months thereafter. The Company has two consecutive options to extend the lease beyond its initial term for five additional years each by giving the Landlord not less than nine months prior notice. Rent fees during extension periods will be determined according to the fair value mechanism agreed upon between the parties. The lease agreement was effective on March 16, 2022. As part of the agreement, the Company is allowed tenant improvements in the amount of $1,030 by the Landlord. In connection with the lease agreement, on March 4, 2022, the Company obtained an unconditional and irrevocable letter of credit from East West Bank in the amount of $1,500. The letter of credit expires on March 4, 2023, and is renewed automatically for successive one-year periods, unless earlier terminated by the Company.

South Korea Contract Manufacturing Agreement

In February 2022, the Company entered into a definitive contract manufacturing and supply agreement with Myoung Shin Co., Ltd. (“Myoung Shin”), a South Korea-based automotive manufacturer and parts supplier, to manufacture the Company’s second vehicle, the FF 81. The agreement has an initial term of nine years from the start of production of the FF 81, which is scheduled for 2024. Pursuant to the agreement, Myoung Shin shall maintain sufficient manufacturing capabilities and capacity to supply FF 81 vehicles to the Company in accordance with the Company’s forecasts and purchase orders. The Company and Myoung Shin will each manufacture and supply certain FF 81 parts that Myoung Shin will use in the manufacture and assembly of FF 81 vehicles.